Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Shareholders' equity

Note 27. Shareholders’ equity

Capital and premium on placement of shares

At December 31, 2023 and 2022, Almacenes Exito's authorized capital is represented by 1,590,000,000 common shares with a nominal value of $3.33 Colombian pesos.

At December 31, 2023 and 2022 the number of subscribed shares is 1,344,720,453 and the number of treasury shares is 46,856,094.

The rights granted on the shares correspond to voice and vote for each share. No privileges have been granted on the shares, nor are the shares restricted in any way. Further, there are no option contracts on Almacenes Exito's shares.

The premium on the issue of shares represents the surplus paid over the par value of the shares. Pursuant to Colombian legal regulations, this balance may be distributed upon liquidation of the company or capitalized. Capitalization means the transfer of a portion of such premium to a capital account as the result of a distribution of dividends paid in shares of Almacenes Exito.

Reserves

Reserves are appropriations made by Almacenes Éxito’s S.A. General Meeting of Shareholders on the results of prior periods. In addition to the legal reserve, there is an occasional reserve, a reserve for acquisition of treasury shares and a reserve for future dividend distribution.

Other comprehensive income

The tax effect on the components of other comprehensive income is shown below:

	As at December 31,
	2023			2022
	Gross value	Tax effect	Net value	Gross value	Tax effect	Net value
Loss from financial instruments designated at fair value through other comprehensive income	(16,433)	-	(16,433)	(16,202)	-	(16,202)
Remeasurement loss on defined benefit plans	(5,052)	1,844	(3,208)	(536)	334	(202)
Translation exchange differences	(2,323,383)	-	(2,323,383)	(997,445)	-	(997,445)
Gain from cash-flow hedge	8,757	2,610	11,367	12,939	(4,529)	8,410
(Loss) on hedge of net investment in foreign operations	(18,977)	-	(18,977)	(18,977)	-	(18,977)
Total other comprehensive income	(2,355,088)	4,454	(2,350,634)	(1,020,221)	(4,195)	(1,024,416)
Other comprehensive income of non - controlling interests			(46,588)			(57,514)
Other comprehensive income of the parent			(2,304,046)			(966,902)